Item 1. Schedule of Investments


 T. Rowe Price GNMA Fund
 (Unaudited)                                               August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 99.1%
U.S. Government Obligations 99.1%
Government National Mortgage Assn.
 5.00%, 3/15/18 - 10/20/33                             226,289       227,304

 5.50%, 7/15/14 - 7/15/34 ++                           312,995       321,197

 6.00%, 11/15/08 - 8/20/34                             358,693       374,509

 6.50%, 12/15/14 - 3/20/34                             84,232        89,092

 6.73%, 9/15/30                                        19,390        21,819

 6.75%, 2/15/41                                        9,824         10,258

 7.00%, 3/15/13 - 1/20/34                              60,355        64,496

 7.50%, 3/15/07 - 9/15/32                              30,715        33,175

 8.00%, 3/15/14 - 3/15/30                              20,822        22,538

 8.50%, 12/15/04 - 2/20/23                             3,817         4,220

 9.00%, 5/15/09 - 9/15/24                              1,884         2,116

 9.25%, 8/15/16 - 12/15/19                             271           304

 9.50%, 6/15/09 - 12/15/24                             1,120         1,247

 9.75%, 8/15/16 - 2/15/21                              425           480

 10.00%, 2/15/16 - 3/15/26                             4,294         4,843

 10.25%, 9/20/16                                       22            24

 10.50%, 2/15/13 - 10/15/21                            399           452

 10.75%, 9/15/17                                       81            92

 11.00%, 2/15/10 - 7/20/20                             325           369

 11.50%, 6/15/10 - 7/15/20                             722           829

 12.00%, 10/15/10 - 7/15/15                            750           863

 12.25%, 3/15/14 - 7/20/15                             57            65

 12.50%, 4/15/10 - 1/20/16                             366           422

 12.75%, 10/20/13 - 12/20/14                           70            80

 13.00%, 1/15/11 - 9/20/15                             266           307

 13.50%, 5/15/10 - 1/15/15                             182           208

 CMO
 2.212%, 10/16/17                                      3,777         3,645

 2.946%, 3/16/19                                       7,800         7,620

 5.00%, 8/16/28                                        6,583         6,651

 5.064%, 9/16/26                                       13,200        13,608

 5.50%, 2/20 - 10/20/30                                32,075        32,794

 6.00%, 5/20/29 ++                                     17,000        17,235

 6.50%, 10/20/27 - 3/20/32                             12,700        13,378

 CMO, IO, 6.50%, 1/20 - 8/20/30                        1,065         22

CMO, Principal Only, 3/16/28                           1,132         1,011

 TBA
 6.50%, 1/1/34                                         30,217        31,851

 7.00%, 1/1/34                                         1,096         1,170

 U.S. Department of Veteran Affairs, CMO,
 VR, 9.61%, 3/15/25                                    893           968

 Total U.S. Government & Agency Mortgage-Backed                      1,311,262
Securities (Cost  $1,291,206)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  0.5%
 U.S. Treasury Obligations  0.5%
 U.S. Treasury Inflation-Indexed Notes, 1.875%,7/15/13  6,971        7,077
 Total U.S. Government & Agency Obligations (excluding
Mortgage-Backed)
 (Cost  $6,952)                                                      7,077

 Money Market Funds  4.5%
 T. Rowe Price Government Reserve Investment Fund
 1.44% #+                                              59,420        59,420

 Total Money Market Funds  (Cost  $59,420)                           59,420

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (195)

 Total Futures Contracts                                             (195)

 Total Investments in Securities
 104.1% of Net Assets (Cost                                          1,377,564
$1,357,578)                                                    $


(2) Open Futures Contracts at August 31, 2004 were as follows:
 ($ 000s)
                                                        Contract    Unrealized
                                         Expiration     Value       Gain (Loss)
 Short, 400 U.S. Treasury 5 year
 contracts, $500 par of 6.00% Government
 National  Mortgage Assn. bonds pledged as
 initial margin                             12/04       $(44,269)     $(200)

 Short, 150 U. S. Treasury 10 year
 contracts $200 par of 5.50% Governmnet
 National Mortgage Assn. bonds pledged as
 initial margin                             12/04        (16,847)     (115)

 Net payments (receipts) of variation
 margin to date
                                                                      120
 Variation margin receivable (payable)
 on open futures contracts                                            $(195)


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.
 +    Affiliated company - See Note 2.
 CMO  Collateralized Mortgage Obligation
 IO Interest Only security for which the fund receives interest on notional principal (par)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price GNMA Fund
(Unaudited)
August 31, 2004
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Affiliated Companies The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At August 31, 2004, the fund's investment in the T. Rowe Price Government Reserve Investment Fund was its only affiliated holding and represented 4.5% of the value of the fund's investments in securities.

NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $1,357,578,000. Net unrealized gain aggregated $19,866,000 at period-end, of which $26,602,000 related to appreciated investments and $6,736,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004